Consolidated Balance Sheets (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Assets
Cash and cash equivalents	€ 2,330,694		€ 1,767,596
Short-term investments	679,884		930,005
Accounts receivable, net	878,321		605,288
Finance receivables, net	250,472		265,167
Current tax assets	32,333		57,116
Inventories, net	2,393,022		1,856,970
Deferred tax assets	124,431		103,695
Other assets	336,421		246,005
Total current assets	7,025,578		5,831,842
Finance receivables, net	46,017		38,621
Deferred tax assets	139,513		39,443
Other assets	298,559		311,538
Goodwill	2,088,589		149,168
Other intangible assets, net	697,634		9,943
Property, plant and equipment, net	1,217,840		1,029,923
Total non-current assets	4,488,152		1,578,636
Total assets	11,513,730		7,410,478
Liabilities and shareholders' equity
Accounts payable	625,870		188,961
Accrued and other liabilities	2,216,882		1,880,370
Current tax liabilities	15,803		10,791
Current portion of long-term debt	4,385		3,610
Provisions	2,227		2,280
Deferred and other tax liabilities	3,494		271
Total current liabilities	2,868,661		2,086,283
Long-term debt	1,070,185		755,880
Deferred and other tax liabilities	364,695		88,307
Provisions	4,620		7,974
Accrued and other liabilities	283,142	[1]	405,141	[1]
Total non-current liabilities	1,722,642		1,257,302
Total liabilities	4,591,303		3,343,585
Commitments and contingencies
Cumulative Preference Shares
Ordinary Shares	40,092		37,470
Share premium	2,912,862		483,651
Treasury shares at cost	(364,702)		(464,574)
Retained earnings	4,376,613		3,931,359
Accumulated other comprehensive income	(42,438)		78,987
Total shareholders' equity	6,922,427		4,066,893
Total liabilities and shareholders' equity	11,513,730		7,410,478
Common Class B [Member]
Liabilities and shareholders' equity
Ordinary Shares

[1]	The main part of the non-current portion of accrued and other liabilities relates to down payments received from customers regarding future shipments of EUV systems and deferrals with respect to services.